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                      WARBURG PINCUS EMERGING GROWTH FUND

         Supplement to Common Share Prospectus dated February 20, 1997

     The following information supplements and supersedes any contrary information contained in the section entitled 'Certain Investment Strategies':

     When-Issued Securities and Delayed-Delivery Transactions. The Emerging Growth Fund may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if Warburg deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

     The Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

Dated: January 8, 1998                                             WPDSF-16-0198






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                      WARBURG PINCUS EMERGING GROWTH FUND

         Supplement to Advisor Share Prospectus dated February 20, 1997

     The following information supplements and supersedes any contrary information contained in the section entitled 'Certain Investment Strategies':

     When-Issued Securities and Delayed-Delivery Transactions. The Emerging Growth Fund may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates. The Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, but may sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if Warburg deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices of such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

     The Fund will establish a segregated account with its custodian consisting of cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments and will segregate the securities underlying commitments to sell securities for delayed delivery.

Dated: January 8, 1998                                             ADEMG-16-0198






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                      WARBURG PINCUS EMERGING GROWTH FUND

   Supplement to Statement of Additional Information dated February 20, 1997

     The following information supplements the information contained in the section entitled 'Investment Policies -- Additional Information on Other Investment Practices':

     When-Issued Securities and Delayed-Delivery Transactions. (Emerging Growth
Fund). When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Dated: January 8, 1998





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